Fair Value Measurements - Summary of Changes in Fair Value (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Fair value	$ 459,236	$ 5,044,441	$ 5,044,441
Fair value			459,236
Level 3
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Fair value	459,236	5,044,441	5,044,441
Change in fair value	151,444	(1,747,419)	(4,585,205)
Fair value	$ 610,680	$ 3,297,022	$ 459,236